Related Party Transactions - Additional Information (Details) € in Thousands, $ in Millions			3 Months Ended			6 Months Ended			12 Months Ended
	May 30, 2025 shares	Oct. 10, 2023 shares	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 EUR (€)	Sep. 30, 2025 EUR (€) shares
Disclosure of transactions between related parties [line items]
Non-employee director cash compensation per year			€ 300		€ 300	€ 300		€ 300
Right of use Assets			208,298			208,298			€ 179,762
Payment of tax receivable agreement liability						14,627
Ordinary Shares
Disclosure of transactions between related parties [line items]
Shares repurchased of ordinary shares | shares	3,927,344	5,648,465							3,927,344
Shares repurchased amount of ordinary shares									€ 176,400
MidCo
Disclosure of transactions between related parties [line items]
Payment of tax receivable agreement liability			14,600	$ 17.3	0	14,600	$ 17.3	0
Ockenfels
Disclosure of transactions between related parties [line items]
Lease liability			2,700			2,700			900
Right of use Assets			600			600			800
Outstanding payables			1,800			1,800			1,800
Outstanding receivables			9,800			9,800			9,800
Restricted Share Units
Disclosure of transactions between related parties [line items]
Expenses recognized during period			100		100	200		200
Other related parties [member]
Disclosure of transactions between related parties [line items]
Lease liability			1,000			1,000			800
Right of use Assets			1,000			1,000			700
Sales			200		300	300		400
TRA liability			355,100			355,100			€ 356,800
Director compensation			100		100	200		200
Other related parties [member] | Maximum
Disclosure of transactions between related parties [line items]
Marketing expenses			100		100	100		100
Consulting fees and cost reimbursements			100		€ 100	100		€ 100
Value Retail Limited affiliated entities [Member]
Disclosure of transactions between related parties [line items]
Lease payments			500			600
Lease liability			7,100			7,100
Right of use Assets			€ 6,900			€ 6,900